UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-08062

Nicholas Equity Income Fund, Inc.
(Exact Name of Registrant as Specified in Charter)

700 North Water Street, Milwaukee, Wisconsin 53202
(Address of Principal Executive Offices) (Zip Code)

Jeffrey T. May, Senior Vice President, Secretary and Treasurer
700 North Water Street
Milwaukee, Wisconsin 53202
(Name and Address of Agent for Service)

Registrant's Telephone Number, Including Area Code: 414-272-4650 Date of Fiscal Year End: 03/31/2008 Date of Reporting Period: 06/30/2007 Item 1. Schedule of Investments.

	Nicholas Equity Income Fund, Inc.
	Schedule of Investments (unaudited)
June 30, 2007

		VALUE
		-----------
COMMON STOCKS - 85.69%
	Consumer Discretionary - Auto
	& Components - 2.64%
10,000	Johnson Controls, Inc.	$ 1,157,700
		-----------
	Consumer Discretionary - Consumer Durables
	& Apparel - 5.72%
8,000	Fortune Brands, Inc.	658,960
10,000	V.F. Corporation	915,800
34,600	Weyco Group, Inc.	931,778
		-----------
		2,506,538
		-----------
	Consumer Discretionary - Consumer
	Services - 5.66%
20,000	IHOP Corp.	1,088,600
90,000	ServiceMaster Company (The)	1,391,400
		-----------
		2,480,000
		-----------
Consumer Staples - Food & Staple Retail - 2.18%
20,000	Village Super Market, Inc.	956,200
		-----------
	Consumer Staples - Food, Beverage
	& Tobacco - 9.52%
10,000	Altria Group, Inc.	701,400
15,000	Diageo plc	1,249,650
55,300	Rocky Mountain Chocolate Factory, Inc.	878,164
25,000	UST Inc.	1,342,750
		-----------
		4,171,964
		-----------
	Energy - 15.00%
15,000	Chevron Corporation	1,263,600
51,000	Crosstex Energy, Inc.	1,465,230
50,000	Dorchester Minerals, L.P.	1,100,000
10,000	Hiland Partners, LP	545,100
30,000	Kayne Anderson Energy Total Return Fund, Inc.	868,500
40,000	Kayne Anderson MLP Investment Company	1,328,400
		-----------
		6,570,830
		-----------
	Financials - Banks - 7.52%
20,000	Associated Banc-Corp	654,000
55,000	Centerline Holding Company	990,000
15,000	Marshall & Ilsley Corporation	714,450
37,000	Severn Bancorp, Inc.	606,800
10,000	U.S. Bancorp	329,500
		-----------
		3,294,750
		-----------
	Financials - Insurance - 4.97%
20,000	Baldwin & Lyons, Inc. - Class B	519,600
11,676	Lincoln National Corporation	828,412
15,000	Mercury General Corporation	826,650
		-----------
		2,174,662
		-----------
	Financials - Real Estate - 2.78%
35,000	Health Care Property Investors, Inc.	1,012,550
8,700	National Health Realty, Inc.	204,972
		-----------
		1,217,522
		-----------
	Health Care - Pharmaceuticals
	& Biotechnology - 3.45%
10,000	Johnson & Johnson	616,200
35,000	Pfizer Inc.	894,950
		-----------
		1,511,150
		-----------
	Industrials - Capital Goods - 8.56%
12,000	3M Company	1,041,480
16,000	Illinois Tool Works Inc.	867,040
14,000	Pentair, Inc.	539,980
14,000	W.W. Grainger, Inc.	1,302,700
		-----------
		3,751,200

		-----------
	Industrials - Commerical Services
	& Supplies - 1.52%
10,000	Avery Dennison Corporation	664,800
		-----------
	Materials - 7.93%
12,000	AptarGroup, Inc.	426,720
25,000	Bemis Company, Inc.	829,500
41,000	RPM International, Inc.	947,510
42,000	STEPAN COMPANY	1,271,760
		-----------
		3,475,490
		-----------
	Telecommunication Services - 1.90%
20,000	AT&T Inc.	830,000
		-----------
	Utilities - 6.34%
40,000	Duke Energy Corporation	732,000
20,000	Integrys Energy Group, Inc.	1,014,600
60,000	TECO Energy, Inc.	1,030,800
		-----------
		2,777,400
		-----------
TOTAL Common Stocks	(COST: $ 30,041,594)	37,540,206
		-----------

CONVERTIBLE PREFERRED STOCK -- 2.11%
	Financials - Real Estate - 2.11%
37,000	BioMed Realty Trust, Inc. 7.375% Series A
	Cumulative Redeemable Preferred Stock
	(COST: $926,250)	925,000
		-----------

SHORT-TERM INVESTMENTS - 11.81%
	Commercial Paper - 10.69%
$375,000	SABMiller plc 07/03/07, 5.36%	374,944
350,000	SABMiller plc 07/06/07, 5.34%	349,792
350,000	Walt Disney Company (The) 07/06/07, 5.42%	349,789
294,000	Time Warner Inc. 07/09/07, 5.35%	293,694
400,000	Verizon Communications Inc. 07/09/07, 5.32%	399,586
475,000	Starbucks Corporation 07/10/07, 5.32%	474,438
250,000	Fiserv, Inc. 07/11/07, 5.33%	249,667
250,000	General Mills, Inc. 07/12/07, 5.32%	249,631
250,000	BASF A.G. 07/16/07, 5.29%	249,486
300,000	General Mills, Inc. 07/18/07, 5.33%	299,290
300,000	Walt Disney Company (The) 07/18/07, 5.36%	299,285
300,000	Hitachi Capital America Corp. 07/25/07, 5.35%	298,975
300,000	Fiserv, Inc. 07/26/07, 5.38%	298,924
500,000	John Deere Capital Corporation 08/16/07, 5.28%	496,700
		-----------
		4,684,201
		-----------
	Variable Rate Security - 1.13%
487,875	Wisconsin Corporate Central Credit Union
	07/02/07, 4.99%	487,875
		-----------
TOTAL Short-term Investments	(COST: $ 5,172,076)	5,172,076
		-----------

TOTAL SECURITY HOLDINGS - 99.61%		43,637,282

		-----------
OTHER ASSETS, NET OF LIABILITIES - 0.39%		171,819
		-----------
TOTAL NET ASSETS		$43,809,101
		-----------
		-----------

% OF NET ASSETS
* NON-INCOME PRODUCING

As of June 30, 2007, investment cost for federal tax purposes was $35,973,121 and the tax basis components of unrealized appreciation/depreciation were as follows:

Unrealized appreciation	$8,258,145
Unrealized depreciation	(593,984)
----------
Net unrealized appreciation	$7,664,161
----------
----------

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent Semiannual or Annual Report to Shareholders.

Item 2. Controls and Procedures.

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Fund's internal controls or in other factors that could significantly affect the Fund's internal controls during the last fiscal quarter.

Item 3. Exhibits.

Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2(a) under the Act, attached hereto as part of EX-99.CERT.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nicholas Equity Income Fund, Inc. By: /s/ Albert O. Nicholas Name: Albert O. Nicholas Title: Principal Executive Officer

Date: 08/29/2007

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Albert O. Nicholas Name: Albert O. Nicholas Title: Principal Executive Officer Date: 08/29/2007 By: /s/ Jeffrey T. May Name: Jeffrey T. May Title: Principal Financial Officer Date: 08/29/2007